Cash and cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Cash and cash equivalents and restricted cash.
Cash at banks	$ 24,641	$ 6,277	$ 793
Short-term bank deposits	5,254
Time deposits with maturities over three months	836
Restricted cash	3,171	3,049
Cash and cash equivalents and restricted cash	$ 33,902	$ 9,326	$ 793